LOANS - Restructured Loans (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) loans d	Dec. 31, 2017 USD ($) loans	Dec. 31, 2016 USD ($) loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Extended Maturities	$ 4,093,000	$ 3,261,000	$ 2,571,000
Adjusted Interest Rates	52,000	2,767,000	0
Combined Rate And Maturity	0	489,000	3,046,000
Forebearance Agreements	23,175,000	1,181,000	88,000
Other	985,000	75,000	3,507,000
Total	$ 28,305,000	$ 7,773,000	$ 9,212,000
Number of Restructured Loans | loans	196	214	247
Restructured loans, Number of Loans | loans	43	22	47
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 28,571,000	$ 7,995,000	$ 9,616,000
Restructured loans, Period End Balance	$ 28,305,000	$ 7,773,000	$ 9,212,000
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	1	1	4
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 41,000	$ 1,500,000	$ 300,000
Total restructured loans	38,500,000	23,900,000	35,400,000
Restructured Loans, Accrual Status	16,109,000	17,545,000	30,240,000
Restructured Loans, Nonaccrual Status	22,400,000	6,400,000	5,100,000
Loans and Leases Receivable, Impaired, Commitment to Lend	0		900,000
Restructured Loans, Allowance for Loan and Lease Losses Included in Reserves	1,500,000	1,300,000	1,900,000
Accruing TDRs performing in accordance with restructured terms for more than one year	$ 7,900,000	$ 17,200,000	$ 22,600,000
Restructured loans performance threshold (days) | d	90
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	17	7	18
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 23,943,000	$ 5,724,000	$ 3,402,000
Restructured loans, Period End Balance	$ 23,890,000	$ 5,661,000	$ 3,508,000
Construction real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	0	0	0
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 0	$ 0	$ 0
Restructured loans, Period End Balance	$ 0	$ 0	$ 0
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	8	8	16
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 3,385,000	$ 1,816,000	$ 5,200,000
Restructured loans, Period End Balance	$ 3,150,000	$ 1,758,000	$ 4,752,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	13	6	5
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 1,148,000	$ 416,000	$ 840,000
Restructured loans, Period End Balance	1,073,000	$ 315,000	$ 787,000
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	5	1	5
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 95,000	$ 39,000	$ 165,000
Restructured loans, Period End Balance	$ 192,000	$ 39,000	$ 156,000
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	0	0	3
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 0	$ 0	$ 9,000
Restructured loans, Period End Balance	$ 0	$ 0	$ 9,000